Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Property, Plant and Equipment
Property and equipment, net, consisted of the following:

December 31, 2014
(in thousands)
Capitalized software	$321,460
Furniture, fixtures and equipment	59,344
Leasehold improvements	13,882
Construction in progress	19,177
Gross property and equipment	413,863
Less: accumulated depreciation	(302,031)
Property and equipment, net	$111,832